Stock-based Compensation - Schedule of Restricted Share Units (Detail) (Restricted Shares Units [Member])	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Restricted Shares Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance at beginning of period	1,919,461	595,075
Granted	5,100,000	2,680,000	655,100
Exercised	(617,729)	(140,313)
Forfeited	(1,158,760)	(1,215,301)	(60,025)
Balance at end of period	5,242,972	1,919,461	595,075